Summary Of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Motor Vehicles Group 1	Dec. 31, 2012 Motor Vehicles Group 2	Dec. 31, 2012 Fixed Rate Debt USD ($)	Dec. 31, 2012 Fixed Rate Debt AUD	Dec. 31, 2012 Construction in Progress USD ($)	Dec. 31, 2012 Construction in Progress AUD	Dec. 31, 2011 Construction in Progress AUD	Dec. 31, 2012 Land and Building USD ($)	Dec. 31, 2012 Land and Building AUD	Dec. 31, 2012 Motor Vehicles USD ($)	Dec. 31, 2012 Motor Vehicles AUD
Significant Accounting Policies [Line Items]
Exchange rate used for conversion of financial statements presentation from Australian dollars to United States dollars					1.0373	1.0373
Changes in unrealized foreign currency translation adjustments							863,000	(1,063,000)	(1,063,000)
Comprehensive loss attributable to Legend shareholders	(713,000)	(3,960,000)	2,122,000	(9,819,000)	(24,293,000)	(23,420,000)	(43,214,000)	(170,990,000)	(168,868,000)
Depreciation expense			278,000	469,000	1,624,000	1,566,000	1,715,000
Accumulated depreciation			913,000		707,000	682,000	788,000
Net book value of assets sold/written off					3,899,000	3,759,000	418,000	3,759,000
Amount written off from construction in progress																940,000
Long-term Debt, Fair Value												2,603,000	2,509,000
Foreign currency transaction loss, before tax					18,000	16,000	45,000
Percentage of goods and services tax					10.00%	10.00%
Lease Agreement Term										2 years	3 years
Impairment Losses					260,000	250,000
Disposal of assets																	$ 3,486,000	3,361,000	$ 11,000	10,000